Right-of-use assets - Schedule of Future Lease Payments Finance Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	$ 338,248	$ 166,522
Interest	89,670	23,962
Present Value	248,578	142,560
Less than one year [Member]
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	74,651	56,509
Interest	13,964	5,017
Present Value	60,687	51,492
One to two years [Member]
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	37,454	32,680
Interest	13,003	4,718
Present Value	24,451	27,962
Two to three years [Member]
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	28,035	16,395
Interest	11,520	3,454
Present Value	16,515	12,941
Three to four years [Member]
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	24,810	12,393
Interest	10,323	2,818
Present Value	14,487	9,575
From One to Five Years [Member]
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	23,825	11,798
Interest	9,003	2,073
Present Value	14,822	9,725
Subsequent [Member]
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	149,473	36,747
Interest	31,857	5,882
Present Value	$ 117,616	$ 30,865